TYPE:	13F-HR
PERIOD	06/30/2010
FILER
   CIK	0001164061
   CCC	ivr9dk$n
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-688-9500

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 182 Nassau Street, Suite 201
	Princeton, New Jersey 08542

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-688-9500


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Apple Computer Inc             COM              037833100      338 1345.0000 SH      Sole                1345.0000
Berkshire Hthwy Cl B           COM              084670702      225 2825.0000 SH      Sole                2825.0000
Canadian Natural Resources     COM              136385101      226 6800.0000 SH      Sole                6800.0000
Citigroup Inc Com              COM              172967101      430 114375.0000 SH    Sole              114375.0000
Eaton Corp                     COM              278058102      353 5390.0000 SH      Sole                5390.0000
Exxon Mobil Corporation        COM              30231G102      209 3670.0000 SH      Sole                3670.0000
FedEx Corp                     COM              31428X106      305 4355.0000 SH      Sole                4355.0000
Google Inc Cl A                COM              38259P508      406 912.0000 SH       Sole                 912.0000
Johnson & Johnson Com          COM              478160104      256 4340.0000 SH      Sole                4340.0000
Leucadia Natl Corp Com         COM              527288104      925 47400.0000 SH     Sole               47400.0000
Tupperware Corporation         COM              899896104      235 5900.0000 SH      Sole                5900.0000
iShares MSCI Emerging Mkt      COM              464287234      312 8350.0000 SH      Sole                8350.0000
ProShares UltraShort 20+Y Tr   COM              74347R297      431 12150.000 SH      Sole                12150.000